SMITH BARNEY CONCERT SERIES INC.
(the "Fund")



Supplement dated December 31, 1996 to Prospectuses*



For South Dakota Investors:

	CLASS Y SHARES OF THE FUND ARE NOT
AVAILABLE FOR PURCHASE BY RESIDENTS OF SOUTH
DAKOTA.

_________________________________
* Prospectuses dated:  	August 5, 1996
			August 5, 1996, as supplemented September 16, 1996 (PFS
Distributors, Inc.)


FD 01247